LEASES (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of leases [Abstract]
Schedule of Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2019	$—	$—	$—	$—	$—
Impact of adopting IFRS 16 (Note 2)	241.8	183.7	7.3	—	432.8
Net book value as at April 1, 2019	$241.8	$183.7	$7.3	$—	$432.8
Additions and remeasurements	30.1	(3.4)	0.6	—	27.3
Additions – business combinations (Note 3)	1.1	—	—	0.4	1.5
Depreciation	(25.3)	(20.1)	(3.1)	(0.2)	(48.7)
Transfers and others	(1.0)	(25.3)	0.2	—	(26.1)
Foreign currency exchange differences	5.2	3.9	—	—	9.1
Net book value as at March 31, 2020	$251.9	$138.8	$5.0	$0.2	$395.9

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
Undiscounted lease payments to be received under operating leases are as follows:

	2020	2019
Less than 1 year	$38.3	$36.2
Between 1 and 2 years	35.6	30.6
Between 2 and 3 years	30.4	29.7
Between 3 and 4 years	25.8	25.8
Between 4 and 5 years	25.3	21.4
More than 5 years	65.7	42.8
Total undiscounted lease payments receivable	$221.1	$186.5

Schedule of Undiscounted Lease Payments to be Received Under Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2020	2019
Less than 1 year	$19.5	$13.4
Between 1 and 2 years	19.8	13.7
Between 2 and 3 years	27.4	11.4
Between 3 and 4 years	10.3	10.1
Between 4 and 5 years	11.6	13.3
More than 5 years	146.8	113.3
Total undiscounted lease payments receivable	$235.4	$175.2
Unearned finance income	(71.4)	(66.0)
Discounted unguaranteed residual values of leased assets	(9.0)	(6.3)
Total investment in finance leases	$155.0	$102.9
Current portion (Note 9)	16.8	11.4
Non-current portion (Note 15)	$138.2	$91.5